Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
a) Transactions with CoolCo:

As further described in note 11, on June 30, 2022, we completed the CoolCo Disposal. As of June 30, 2022, we recognized an investment in CoolCo of $134.9 million, representing our 31.3% interest (note 16) and entered into the following transactions:

Net revenues: The transactions as a result of the CoolCo Disposal for the six months ended June 30, 2022 consisted of the following:

Six months ended June 30,
(in thousands of $)	2022
Management and administrative services revenue (1)	1,160
Ship management fees revenue (2)	1,249
Debt guarantee compensation (3)	279
Commitment fee (4)	54
Total	2,742

(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the CoolCo TSA pursuant to which we provided corporate administrative services to CoolCo. On June 30, 2022, upon completion of the CoolCo Disposal, the CoolCo TSA was replaced by the CoolCo ASA.

(2) Ship management fees – We provided commercial and technical management to the LNG carriers that had been disposed under existing management agreements, however the CoolCo TSA revised the annual management fee payable to us per vessel. On June 30, 2022, upon completion of the CoolCo Disposal, the ship management agreements terminated.

(3) Debt guarantee compensation – We agreed to remain as the guarantor of the payment obligations of two of the disposed subsidiaries' debt relating to two LNG carriers, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances, which as of June 30, 2022 is $226.9 million. The compensation amounted to $0.3 million for the six months ended June 30, 2022.

(4) Commitment fee – We advanced a two year revolving credit facility of $25.0 million to CoolCo, which remains undrawn as of June 30, 2022. The facility bears a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to $0.1 million for the six months ended June 30, 2022.

Receivables: The balances with CoolCo and its subsidiaries as of June 30, 2022 consisted of the following:

(in thousands of $)	June 30, 2022
Balance due from CoolCo and subsidiaries (5)	3,221
(5) Balances due from CoolCo and its subsidiaries - Amounts due to/from CoolCo and its subsidiaries are comprised primarily of unpaid management services, amounts arising from the results of CoolCo's vessels participating in the Cool Pool, short term loan and other related arrangements. Payables and receivables are generally settled quarterly in arrears. Balances owing to or due from CoolCo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

Other transactions:

Net Cool Pool expenses - The eight TFDE vessels sold in the CoolCo Disposal were previously managed by Golar under the terms of the Cool Pool. The net expenses relating to the CoolCo's vessels participation in the pool amounted to $2.0 million for the six months ended June 30, 2022. This is presented in our unaudited consolidated statement of operation in the line item “Net (loss)/income from discontinued operations”.

b) Transactions with existing related parties:

Net (expenses)/revenue: The transactions with other related parties for the six months ended June 30, 2022 and 2021 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2022	2021
Avenir LNG (1)	148	234
Magni Partners (2)	(9)	(172)
ECGS (3)	—	1,482
Borr Drilling (4)	—	167
2020 Bulkers (5)	—	53
Total	139	1,764

Receivables: The balances with other related parties as of June 30, 2022 and December 31, 2021 consisted of the following:

(in thousands of $)	June 30, 2022	December 31, 2021
Avenir LNG (1)	3,374	3,225
Magni Partners (2)	81	81
Borr Drilling	—	149
2020 Bulkers	—	29
Total	3,455	3,484

(1) Avenir LNG Limited (“Avenir”) entered into agreements to compensate Golar in relation to the provision of certain debt guarantees relating to Avenir and its subsidiaries. This compensation amounted to $0.1 million and $0.2 million for the six months ended June 30, 2022 and 2021, respectively.

In October 2021, we advanced a one year revolving shareholder loan of $5.3 million to Avenir, of which $1.8 million was drawn as of June 30, 2022. The facility bears a fixed interest rate of 5% per annum. Interest and commitment fee receivable on the undrawn portion of the loan amounted to $44.0 thousand and $35.0 thousand for the six months ended June 30, 2022, respectively.

(2) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(3) We chartered the Golar Ice to Eqyptian Company for Gas Services S.A.E. (“ECGS”) during the six months ended June 30, 2021. There was no comparable transaction in the same period in 2022.

(4) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling Limited (“Borr Drilling”), a Bermuda company listed on the Oslo and Nasdaq stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office. Effective from January 2022, Borr Drilling ceased to be a related party.
(5) 2020 Bulkers - Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office. Effective from January 2022, 2020 Bulkers Ltd. (“2020 Bulkers”) ceased to be a related party.

c) Transactions with former related parties

c.1) Golar Partners and subsidiaries:

Following the completion of the GMLP Merger on April 15, 2021, Golar Partners ceased to be a related party and subsequent transactions with Golar Partners and its subsidiaries are treated as a third party and settled under normal payment terms. For the balances with Golar Partners and its subsidiaries prior to the completion of the GMLP Merger, we retrospectively adjusted the comparative period and classified them as held for sale. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements (note 11).

Net revenues: The transactions with Golar Partners and its subsidiaries for the period January 1, 2021 to April 15, 2021 consisted of the following:

Period January 1, 2021 to April 15, 2021
(in thousands of $)	2021
Management and administrative services revenue	1,717
Ship management fees revenue	2,251
Interest income on short-term loan	18
Total	3,986

Other transactions:

During the period from January 1, 2021 to April 15, 2021 we received total distributions from Golar Partners of $0.5 million with respect to the common units and general partner units owned by us at that time.

During the period from January 1, 2021 to April 15, 2021 Hilli LLC had declared distributions totaling $7.8 million with respect of its common units owned by Golar Partners. In connection with the Hilli disposal, we agreed to indemnify Golar Partners for certain costs incurred in Hilli operations when these costs exceed a contractual ceiling. During the period from January 1, 2021 to April 15, 2021 we recognized $nil with respect to this Hilli indemnification arrangement.

c.2) Hygo and subsidiaries:

Following the completion of the Hygo Merger on April 15, 2021, Hygo ceased to be a related party and subsequent transactions with Hygo and its subsidiaries are treated as third-party transactions and settled under normal payment terms. For the balances with Hygo and its subsidiaries prior to the completion of the Hygo Merger, we retrospectively adjusted the comparative period and classified them as held for sale. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements (note 11).

Net revenues: The transactions with Hygo and its affiliates for the period January 1, 2021 to April 15, 2021 consisted of the following:

Period January 1, 2021 to April 15, 2021
(in thousands of $)	2021
Management and administrative services revenue	2,051
Ship management fees income	904
Debt guarantee compensation	676
Total	3,631
Other transactions:

Net Cool Pool expenses - Net expenses relating to the other pool participants are presented in our unaudited consolidated statement of operation in the line item “Voyage, charter hire and commission expenses” for the period ended April 15, 2021 amounted to $2.9 million.